Investement Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Equity securities, weighted average maturity	29 years 7 months 1 day
Investment Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities	41,747
Gross unrealized gains	223
Gross unrealized losses	(316)
Investment securities	41,654
Equity securites, weighted average interest rate	5.70%